Debt - Debt (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Debt Disclosure [Abstract]
Revolving credit (uncollateralized)	$ 17,645	$ 0
5.6% to 8.6% mortgage notes due in installments through 2027	45,593	49,904
Less portion due within one year	4,534	4,311
[LongTermDebtNoncurrent]	$ 58,704	$ 45,593